CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net profit	$ 31,317	$ 21,474	$ 61,831	$ 37,505
Other comprehensive income, net of tax:
Foreign currency translation adjustment	1,209	556	(9,741)	(124)
Change in employees plan assets and benefit obligations, net of taxes	(50)	(65)	(100)	(130)
Unrealized gain (loss) on derivatives	1,134	4,662	(523)	(1,473)
Comprehensive income	33,610	26,627	51,467	35,778
Comprehensive loss (income) attributable to non-controlling interest	(552)	(3,091)	2,021	(1,959)
Comprehensive income attributable to the Company	$ 33,058	$ 23,536	$ 53,488	$ 33,819